Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2020	$ 2,000	$ 22,531,620	$ (159,189)	$ 3,189,856		$ 25,564,287	$ 224,413	$ 25,788,700
Balance (in Shares) at Sep. 30, 2020	10,000,000
Stock offering, net of offering cost	$ 625	21,663,716				21,664,341		21,664,341
Stock offering, net of offering cost (in Shares)	3,125,000
Stock-based compensation		16,000				16,000		16,000
Stock-based compensation (in Shares)	2,000
Foreign currency translation gain				1,437,805		1,437,805	14,523	1,452,328
Net income			2,275,770		255,705	2,531,475	25,570	2,557,045
Balance at Sep. 30, 2021	$ 2,625	44,211,336	2,116,581	4,627,661	255,705	51,213,908	264,506	51,478,414
Balance (in Shares) at Sep. 30, 2021	13,127,000
Warrant exercise	$ 23	(23)
Warrant exercise (in Shares)	112,182
Foreign currency translation gain				(3,754,602)		(3,754,602)	(37,925)	(3,792,527)
Net income			1,685,684		238,518	1,924,202	23,852	1,948,054
Balance at Sep. 30, 2022	$ 2,648	44,211,313	3,802,265	873,059	494,223	49,383,508	250,433	$ 49,633,941
Balance (in Shares) at Sep. 30, 2022	13,239,182							13,239,182
Share issuance	$ 200	23,009,800				23,010,000		$ 23,010,000
Share issuance (in Shares)	1,000,000
Statutory reserves			(380,295)		380,295
Stock-based compensation	$ 4	59,596				59,600		59,600
Stock-based compensation (in Shares)	20,000
Foreign currency translation gain				(1,301,838)		(1,301,838)	(13,510)	(1,314,988)
Net income			3,257,722			3,257,722	37,535	3,295,257
Balance at Sep. 30, 2023	$ 2,852	$ 67,280,709	$ 6,679,692	$ (428,779)	$ 874,518	$ 74,408,992	$ 274,818	$ 74,683,810
Balance (in Shares) at Sep. 30, 2023	14,259,182							14,259,182